Chartered-in Vessels - Commitment Under Capital Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019 lease	Dec. 31, 2018 USD ($) vessel
LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels		9	9	8
Commitment
2019				$ 119,517
2020	$ 140,386
2020				118,685
2021	138,601
2021				117,772
2022	136,959
2022				116,978
2023	135,459
2023				116,338
2024	132,011
2024				113,704
Thereafter	$ 1,198,366
Thereafter				$ 1,006,966
Suezmax Tanker
Capital Leased Assets [Line Items]
Number of vessels | vessel				1